Investor A, C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO	May 31, 2026 USD ($)
INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
INVESTOR A SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	1,751
INVESTOR C SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	$ 1,987